DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,724	$ 21,604
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,713	2,460
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,994	19,108
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 17	$ 36